INCOME (LOSS) PER SHARE - POTENTIAL COMMON SHARES EXCLUDED FROM THE CALCULATION OF DILUTED NET INCOME (LOSS) PER SHARE (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	562,605,023	428,718,813	562,605,023	428,711,885	488,186,709	401,678,423
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	132,048,248	62,362,190	132,048,248	62,362,190	75,375,307	51,687,872
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	17,685,650	89,110	17,685,650	82,182	60,082	27,613,830
Unvested shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	128,228	735	128,228	735	8,423	749,943
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	412,742,897	366,266,778	412,742,897	366,266,778	412,742,897	321,626,778